Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	1,000,000	758,001
Balance at Dec. 31, 2017	$ 10,000	$ 7,580	$ 217,194,194	$ 2,631	$ (208,699,276)	$ 8,515,129
Share-based payments			634,082			634,082
Foreign currency translation adjustments				(3,044)		(3,044)
Net loss					(4,924,617)	(4,924,617)
Issuance of common stock and warrants from capital raises, net (in shares)		150,000
Issuance of common stock and warrants from capital raises, net		$ 1,500	1,826,500			1,828,000
Issuance of restricted stock awards (in shares)		2,252
Issuance of restricted stock awards		$ 23	(23)
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Share-based payments			337,966			337,966
Foreign currency translation adjustments				(1,743)		(1,743)
Net loss					(3,113,992)	(3,113,992)
Balance (in shares) at Mar. 31, 2019	1,000,000	910,253
Balance at Mar. 31, 2019	$ 10,000	$ 9,103	219,992,719	(2,156)	(216,737,885)	3,271,781
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Net loss						(6,314,047)
Balance (in shares) at Sep. 30, 2019	200,000	2,818,291
Balance at Sep. 30, 2019	$ 2,000	$ 28,183	226,957,990	(7,670)	(219,937,940)	7,042,563
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Share-based payments			880,789			880,789
Foreign currency translation adjustments				(5,773)		(5,773)
Net loss					(8,351,651)	(8,351,651)
Issuance of common stock for conversion of Series A Preferred Stock (in shares)	(800,000)	155,496
Issuance of common stock for conversion of Series A Preferred Stock	$ (8,000)	$ 1,555	6,445
Issuance of common stock for RSU exercises (in shares)		1,126
Issuance of common stock for RSU exercises		$ 11	(11)
Share rounding adjustment related to 1:20 reverse stock split (in shares)		6,117
Share rounding adjustment related to 1:20 reverse stock split		$ 61	(61)
Issuance of common stock and warrants from capital raises, net (in shares)		416,315
Issuance of common stock and warrants from capital raises, net		$ 4,163	6,548,679			6,552,842
Issuance of restricted stock awards (in shares)		15,688
Issuance of restricted stock awards		$ 157	(157)
Issuance of common stock for warrant exercises (in shares)		2,361,462
Issuance of common stock for warrant exercises		$ 23,615	(23,379)			236
Balance (in shares) at Dec. 31, 2019	200,000	3,866,457
Balance at Dec. 31, 2019	$ 2,000	$ 38,665	227,067,058	(6,186)	(221,975,544)	5,125,993
Balance (in shares) at Mar. 31, 2019	1,000,000	910,253
Balance at Mar. 31, 2019	$ 10,000	$ 9,103	219,992,719	(2,156)	(216,737,885)	3,271,781
Share-based payments			128,778			128,778
Foreign currency translation adjustments				(1,013)		(1,013)
Net loss					(1,436,921)	(1,436,921)
Issuance of common stock for conversion of Series A Preferred Stock (in shares)	(465,191)	90,419
Issuance of common stock for conversion of Series A Preferred Stock	$ (4,652)	$ 904	3,748
Issuance of common stock for RSU exercises (in shares)		1,126
Issuance of common stock for RSU exercises		$ 11	(11)
Balance (in shares) at Jun. 30, 2019	534,809	1,001,798
Balance at Jun. 30, 2019	$ 5,348	$ 10,018	220,125,234	(3,169)	(218,174,806)	1,962,625
Share-based payments			294,600			294,600
Foreign currency translation adjustments				(4,501)		(4,501)
Net loss					(1,763,134)	(1,763,134)
Issuance of common stock for conversion of Series A Preferred Stock (in shares)	(334,809)	65,077
Issuance of common stock for conversion of Series A Preferred Stock	$ (3,348)	$ 651	2,697
Share rounding adjustment related to 1:20 reverse stock split (in shares)		6,117
Share rounding adjustment related to 1:20 reverse stock split		$ 61	(61)
Issuance of common stock and warrants from capital raises, net (in shares)		416,315
Issuance of common stock and warrants from capital raises, net		$ 4,163	6,548,679			6,552,842
Issuance of restricted stock awards (in shares)		15,688
Issuance of restricted stock awards		$ 157	(157)
Issuance of common stock for warrant exercises (in shares)		1,313,296
Issuance of common stock for warrant exercises		$ 13,133	(13,002)			131
Balance (in shares) at Sep. 30, 2019	200,000	2,818,291
Balance at Sep. 30, 2019	$ 2,000	$ 28,183	226,957,990	(7,670)	(219,937,940)	7,042,563
Balance (in shares) at Dec. 31, 2019	200,000	3,866,457
Balance at Dec. 31, 2019	$ 2,000	$ 38,665	227,067,058	(6,186)	(221,975,544)	5,125,993
Share-based payments			75,892			75,892
Foreign currency translation adjustments				(962)		(962)
Net loss					(7,575,218)	(7,575,218)
Issuance of common stock and inducement warrants for warrant exercises (in shares)		5,561,554
Issuance of common stock and inducement warrants for warrant exercises		$ 55,615	12,296,637			12,352,252
Balance (in shares) at Mar. 31, 2020	200,000	9,428,011
Balance at Mar. 31, 2020	$ 2,000	$ 94,280	239,439,587	(7,148)	(229,550,762)	9,977,957
Balance (in shares) at Dec. 31, 2019	200,000	3,866,457
Balance at Dec. 31, 2019	$ 2,000	$ 38,665	227,067,058	(6,186)	(221,975,544)	5,125,993
Net loss						(11,847,981)
Balance (in shares) at Sep. 30, 2020	200,000	17,295,703
Balance at Sep. 30, 2020	$ 2,000	$ 172,957	247,775,027	(3,986)	(233,823,525)	14,122,473
Balance (in shares) at Mar. 31, 2020	200,000	9,428,011
Balance at Mar. 31, 2020	$ 2,000	$ 94,280	239,439,587	(7,148)	(229,550,762)	9,977,957
Share-based payments			241,247			241,247
Foreign currency translation adjustments				(18)		(18)
Net loss					(1,950,941)	(1,950,941)
Issuance of common stock for RSU exercises (in shares)		563
Issuance of common stock for RSU exercises		$ 6	(6)
Issuance of common stock and warrants from capital raises, net (in shares)		5,000,000
Issuance of common stock and warrants from capital raises, net		$ 50,000	4,384,354			4,434,354
Issuance of common stock for warrant exercises (in shares)		2,871,296
Issuance of common stock for warrant exercises		$ 28,713	3,502,981			3,531,694
Forfeiture of restricted stock awards (in shares)		(4,167)
Forfeiture of restricted stock awards		$ (42)
Forfeiture of restricted stock awards			42
Balance (in shares) at Jun. 30, 2020	200,000	17,295,703
Balance at Jun. 30, 2020	$ 2,000	$ 172,957	247,568,205	(7,166)	(231,501,703)	16,234,293
Share-based payments			206,822			206,822
Foreign currency translation adjustments				3,180		3,180
Net loss					(2,321,822)	(2,321,822)
Balance (in shares) at Sep. 30, 2020	200,000	17,295,703
Balance at Sep. 30, 2020	$ 2,000	$ 172,957	$ 247,775,027	$ (3,986)	$ (233,823,525)	$ 14,122,473